Prudential Day One 2055 Fund
Schedule of Investments (unaudited) as of October 31, 2022
Description	Shares	Value
Long-Term Investments 99.9%
Affiliated Mutual Funds
PGIM Global Real Estate Fund (Class R6)	15,836	$267,160
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	27,553	335,870
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	20,896	203,944
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	54,302	507,176
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	140,435	1,519,508
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	103,775	1,703,981
PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	56,174	590,949
PGIM Quant Solutions US Broad Market Index Fund (Class R6)	69,331	1,101,666
PGIM Total Return Bond Fund (Class R6)	39,382	455,651

Total Long-Term Investments (cost $6,001,743)		6,685,905

Short-Term Investment 0.2%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $15,212)	15,212	15,212

TOTAL INVESTMENTS 100.1% (cost $6,016,955)(wd)		6,701,117
Liabilities in excess of other assets (0.1)%		(9,820)

Net Assets 100.0%		$6,691,297

(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds